CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
NET REVENUES	$ 1,563	$ 2,350	$ 3,300	$ 4,795
COST OF REVENUES	425	725	842	1,655
GROSS PROFIT	1,138	1,625	2,458	3,140
RESEARCH AND DEVELOPMENT EXPENSES, net	6,972	6,044	12,344	12,460
SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES	4,147	3,123	7,283	6,293
GENERAL AND ADMINISTRATIVE EXPENSES	2,399	2,015	4,424	3,939
OPERATING LOSS	12,380	9,557	21,593	19,552
FINANCIAL INCOME	1,546	156	948	239
FINANCIAL EXPENSES	74	1,717	133	1,740
FINANCIAL EXPENSES (INCOME), net	(1,472)	1,561	(815)	1,501
LOSS AND COMPREHENSIVE LOSS FOR THE PERIOD	$ 10,908	$ 11,118	$ 20,778	$ 21,053
LOSS PER ORDINARY SHARE (U.S. dollars):
LOSS PER ORDINARY SHARE, basic and diluted (U.S. dollars):	$ 0.04	$ 0.05	$ 0.07	$ 0.10
WEIGHTED AVERAGE OF ORDINARY SHARES (in thousands)	283,687	213,439	283,687	213,316